Revenues (Details 2) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Balance sheets
Trade receivables, net	$ 14,393	$ 20,266
Other accounts receivable and prepaid expenses	2,635	2,685
Employees and payroll accruals	4,052	4,062
Deferred revenues and advances from customers	1,021	2,601
Other accounts payables and accrued expenses	2,275	3,428
Deferred revenues - long term	100	21
Accumulated deficit	(51,787)	$ (53,203)
Balances before adoption of ASC 606 [Member]
Balance sheets
Trade receivables, net	13,593
Other accounts receivable and prepaid expenses	2,648
Employees and payroll accruals	(3,998)
Deferred revenues and advances from customers	(1,560)
Other accounts payables and accrued expenses	(2,211)
Deferred revenues - long term
Accumulated deficit	52,895
Effect of change [Member]
Balance sheets
Trade receivables, net	800
Other accounts receivable and prepaid expenses	(13)
Employees and payroll accruals	(54)
Deferred revenues and advances from customers	539
Other accounts payables and accrued expenses	(64)
Deferred revenues - long term	(100)
Accumulated deficit	$ (1,108)